Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	$ 15,042
Balance at end of year	5,076	$ 15,042
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	17,819	17,165
Acquisitions	113	125
Disposals of businesses	(12,629)
Translation and other, net	(227)	529
Balance at end of year	5,076	17,819
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Balance at beginning of year	(2,777)	(2,680)
Disposals of businesses	2,744
Translation	$ 33	(97)
Balance at end of year		$ (2,777)